Incentive Compensation Plans	6 Months Ended
Jun. 26, 2011
Incentive Compensation Plans
Incentive Compensation Plans

14. INCENTIVE COMPENSATION PLANS

The Company granted 200,000 restricted shares of its common stock to William W. Lovette, the Company's Chief Executive Officer, effective January 14, 2011 in connection with the employment agreement with Mr. Lovette. Fifty percent of these shares will vest on January 3, 2013 and the remaining shares will vest on January 3, 2014, subject to Mr. Lovette's continued employment with the Company through the applicable vesting date. The $1.4 million fair value of the shares as of the grant date was determined by multiplying the number of shares granted by the closing market price of the Company's common stock on the grant date. Assuming no forfeiture of shares, the Company will recognize share-based compensation expense of $0.7 million ratably from January 14, 2011 to January 3, 2013. The Company will also recognize share-based compensation expense of $0.7 million ratably from January 14, 2011 to January 3, 2014. During the thirteen and twenty-six weeks ended June 26, 2011, the Company recognized share-based compensation expense totaling $0.2 million and $0.3 million, respectively.

The Company sponsors an annual incentive program that provides the grant of bonus awards payable upon achievement of specified performance goals (the "STIP"). Full-time, salaried exempt employees of the Company and its affiliates who are selected by the administering committee are eligible to participate in the STIP. The Company has not accrued costs related to the STIP as of the date of this quarterly report because a liability is not probable to be incurred at this time given current financial results.

The Company also sponsors a performance-based, omnibus long-term incentive plan that provides for the grant of a broad range of long-term equity-based and cash-based awards to the Company's officers and other employees, members of the Board and any consultants (the "LTIP"). The equity-based awards that may be granted under the LTIP include "incentive stock options," within the meaning of the Internal Revenue Code, nonqualified stock options, stock appreciation rights, restricted stock awards and restricted stock units. No awards have been granted under the LTIP and the Company has not accrued costs related to the LTIP as of the date of this quarterly report.